Filed under Rule 497(e)

Registration No. 033-52742

SunAmerica Series Trust

SA MFS Telecom Utility Portfolio (the “Fund”)

Supplement dated November 3, 2017, to the Fund’s

Prospectus dated May 1, 2017, as supplemented and amended to date

In the section beginning on page 127 entitled “Portfolio Summary: SA MFS Telecom Utility Portfolio,” the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Name and Title	Portfolio Manager of the Portfolio Since
Maura A. Shaughnessy Investment Officer	2007
Claud P. Davis Investment Officer	2014
Scott Walker Investment Officer	2017

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 142.

In the section beginning on page 177 entitled “Management,” the last paragraph of the section “Massachusetts Financial Services Company (MFS®)” is deleted in its entirety and replaced with the following:

The SA MFS Telecom Utility Portfolio is managed by Maura A. Shaughnessy, Claud P. Davis and Scott Walker. Ms. Shaughnessy has been employed in the investment area of MFS® since 1991. Mr. Davis has been employed in the investment area of MFS® since 1994. Mr. Walker has been employed in the investment area of MFS® since 2008.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)

Registration No. 033-52742

SunAmerica Series Trust

SA MFS Telecom Utility Portfolio (the “Fund”)

Supplement dated November 3, 2017, to the Fund’s

Statement of Additional Information (“SAI”) dated May 1, 2017, as supplemented and amended to date

In the section beginning on page 64 entitled “Portfolio Managers,” the information below pertaining to Scott Walker is added to the table under the heading “Other Accounts”:

		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts

Advisers / Subadvisers	Portfolio Manager	No. of Accounts	Assets (in millions)	No. of Accounts	Assets (in millions)	No. of Accounts	Assets (in millions)

MFS	Scott Walker*	0	$0	0	$0	0	$0

*The information above is as of July 31, 2017. Mr. Walker did not manage any other accounts as of July 31, 2017.

In the section beginning on page 75 entitled “Information about the Portfolio Managers,” the information below pertaining to Scott Walker is added to the section “Compensation - MFS” underneath the information for the Fund:

Portfolio	Portfolio Manager	Benchmark(s)

SA MFS Telecom Utility Portfolio	Scott Walker	S&P’s 500 Utilities Index

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.